Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (29,902,624)	$ (13,468,232)	$ (18,343,984)
Adjustments for:
Depreciation and amortization	2,070,116	2,079,639	1,879,151
Share based payments	1,702,159	1,724,282	1,581,987
Changes in fair value of US investor warrants	8,663,013	(2,214,813)	(961,176)
US warrants transaction costs			236,887
Unrealized gain on exchange through the profit and loss	646,630	(200,784)	(330,951)
Net change in fair value of convertible note liability	1,171,959	1,146,406	996,875
Change in operating assets and liabilities:
Decrease/(Increase) in current receivables	(2,830,539)	1,900,434	(1,762,132)
Decrease/(Increase) in other operating assets	(620,024)	243,581	(44,052)
Increase/(Decrease) in trade and other payables	1,382,362	(2,126,001)	1,396,519
Increase in employee benefits	76,606	76,149	64,478
Net cash flows used in operating activities	$ (17,640,342)	$ (10,839,339)	$ (15,286,398)